United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/24

Date of Reporting Period: Six months ended 10/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2023

Share Class | Ticker	Select | UTEXX	Institutional | UTIXX	Adviser | UTVXX
	Service | TISXX	Administrative | UTDXX	Premier | UTPXX

Federated Hermes U.S. Treasury Cash Reserves

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2023 through October 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	101.2%
Other Assets and Liabilities—Net[2]	(1.2%)
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At October 31, 2023, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	20.3%
8-30 Days	34.4%
31-90 Days	37.7%
91-180 Days	7.9%
181 Days or more	0.9%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2023 (unaudited)
Principal Amount			Value
		U.S. TREASURY— 101.2%
	[1]	U.S. Treasury Bills— 91.7%
$ 240,000,000		United States Treasury Bill, 5.135%, 10/31/2024	$ 227,539,066
1,000,000,000		United States Treasury Bill, 5.310%, 1/25/2024	987,462,500
1,000,000,000		United States Treasury Bill, 5.315%, 12/21/2023	992,618,055
250,000,000		United States Treasury Bill, 5.320%, 5/2/2024	243,276,111
1,000,000,000		United States Treasury Bill, 5.325%, 2/1/2024	986,539,583
100,000,000		United States Treasury Bill, 5.325%, 4/25/2024	97,396,667
700,000,000		United States Treasury Bill, 5.330%, 12/28/2023	694,092,581
500,000,000		United States Treasury Bill, 5.330%, 1/2/2024	495,410,278
475,000,000		United States Treasury Bill, 5.330%, 1/16/2024	469,655,195
900,000,000		United States Treasury Bill, 5.335%, 1/9/2024	890,797,124
750,000,000		United States Treasury Bill, 5.335%, 2/27/2024	736,884,791
600,000,000		United States Treasury Bill, 5.340%, 11/30/2023	597,419,003
1,000,000,000		United States Treasury Bill, 5.340%, 1/11/2024	989,468,336
550,000,000		United States Treasury Bill, 5.340%, 1/23/2024	543,228,582
1,450,000,000		United States Treasury Bill, 5.345%, 1/4/2024	1,436,221,780
500,000,000		United States Treasury Bill, 5.345%, 1/30/2024	493,318,752
500,000,000		United States Treasury Bill, 5.350%, 2/6/2024	492,792,362
500,000,000		United States Treasury Bill, 5.355%, 2/13/2024	492,265,000
500,000,000		United States Treasury Bill, 5.355%, 2/20/2024	491,744,375
1,592,628,000		United States Treasury Bills, 4.890% - 5.290%, 11/9/2023	1,590,795,712
3,920,000,000		United States Treasury Bills, 5.250% - 5.310%, 11/7/2023	3,916,540,167
4,105,000,000		United States Treasury Bills, 5.250% - 5.325%, 11/14/2023	4,097,148,690
525,000,000		United States Treasury Bills, 5.250% - 5.340%, 1/18/2024	518,950,126
3,649,000,000		United States Treasury Bills, 5.270% - 5.305%, 11/21/2023	3,638,257,660
1,268,470,000		United States Treasury Bills, 5.280% - 5.285%, 11/2/2023	1,268,283,854
3,200,000,000		United States Treasury Bills, 5.280% - 5.330%, 11/28/2023	3,187,253,380
2,427,000,000		United States Treasury Bills, 5.280% - 5.345%, 12/12/2023	2,412,247,910
325,000,000		United States Treasury Bills, 5.295% - 5.315%, 12/14/2023	322,953,844
1,965,000,000		United States Treasury Bills, 5.295% - 5.330%, 11/16/2023	1,960,649,188
1,226,000,000		United States Treasury Bills, 5.300% - 5.315%, 12/7/2023	1,219,497,310
2,050,000,000		United States Treasury Bills, 5.300% - 5.355%, 12/5/2023	2,039,658,098
1,471,500,000		United States Treasury Bills, 5.300% - 5.360%, 11/24/2023	1,466,501,549
2,150,000,000		United States Treasury Bills, 5.305% - 5.325%, 12/19/2023	2,134,757,671
2,000,000,000		United States Treasury Bills, 5.315% - 5.330%, 12/26/2023	1,983,725,348
		TOTAL	44,115,350,648
Semi-Annual Shareholder Report

Principal Amount			Value
		U.S. TREASURY— continued
	[2]	U.S. Treasury Notes— 9.5%
$ 680,000,000		United States Treasury Floating Rate Notes, 5.322% (91-day T-Bill -0.075%), 11/7/2023	$ 679,832,129
565,471,000		United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill -0.015%), 11/7/2023	565,516,914
495,000,000		United States Treasury Floating Rate Notes, 5.434% (91-day T-Bill +0.037%), 11/7/2023	494,868,422
702,000,000		United States Treasury Floating Rate Notes, 5.522% (91-day T-Bill +0.125%), 11/7/2023	701,608,295
425,000,000		United States Treasury Floating Rate Notes, 5.537% (91-day T-Bill +0.140%), 11/7/2023	424,803,621
905,000,000		United States Treasury Floating Rate Notes, 5.566% (91-day T-Bill +0.169%), 11/7/2023	905,242,399
790,000,000		United States Treasury Floating Rate Notes, 5.597% (91-day T-Bill +0.200%), 11/7/2023	790,122,342
		TOTAL	4,561,994,122
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[3]	48,677,344,770
		OTHER ASSETS AND LIABILITIES - NET—(1.2%)[4]	(598,128,550)
		TOTAL NET ASSETS—100%	$48,079,216,220

1	Discount rate at time of purchase.
2	Floating/variable rate note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of October 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Select Shares
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2023 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income[2]	0.017
Net realized gain	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.017
Less Distributions:
Distributions from net investment income	(0.017)
Net Asset Value, End of Period	$1.00
Total Return[4]	1.72%
Ratios to Average Net Assets:
Net expenses[5]	0.17%[6,7]
Net investment income	5.18%[6]
Expense waiver/reimbursement[8]	0.08%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.17% for the period ended October 31, 2023, after taking into account these expense reductions.

8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.028	0.000[2]	0.000[2]	0.016	0.020
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.025	0.028	0.000[2]	0.000[2]	0.016	0.020
Less Distributions:
Distributions from net investment income	(0.025)	(0.028)	(0.000)[2]	(0.000)[2]	(0.016)	(0.020)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.025)	(0.028)	(0.000)[2]	(0.000)[2]	(0.016)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.56%	2.82%	0.03%	0.03%	1.62%	2.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5,6]	0.20%[6]	0.08%	0.13%[6]	0.19%[6]	0.19%[6]
Net investment income	5.03%[5]	2.85%	0.03%	0.03%	1.46%	2.02%
Expense waiver/ reimbursement[7]	0.08%[5]	0.08%	0.20%	0.16%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,634,354	$39,159,798	$30,644,819	$33,873,591	$45,718,410	$19,051,560

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
Semi-Annual Shareholder Report

6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended October 31, 2023 and 0.20%, 0.13%,
0.19% and 0.19% for the years ended April 30, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2023 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income[2]	0.017
Net realized gain	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.017
Less Distributions:
Distributions from net investment income	(0.017)
Net Asset Value, End of Period	$1.00
Total Return[4]	1.73%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6,7]
Net investment income	5.20%[6]
Expense waiver/reimbursement[8]	0.08%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.15% for the period ended October 31, 2023, after taking into account these expense reductions.

8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2023	Year Ended April 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.025	0.000[2]	0.000[2]	0.014	0.020
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.024	0.025	0.000[2]	0.000[2]	0.014	0.020
Less Distributions:
Distributions from net investment income	(0.024)	(0.025)	(0.000)[2]	(0.000)[2]	(0.014)	(0.020)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.024)	(0.025)	(0.000)[2]	(0.000)[2]	(0.014)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.44%	2.57%	0.01%	0.01%	1.37%	1.76%
Ratios to Average Net Assets:
Net expenses[4]	0.43%[5,6]	0.45%[6]	0.10%	0.15%[6]	0.43%[6]	0.44%[6]
Net investment income	4.82%[5]	2.58%	0.01%	0.01%	1.23%	1.76%
Expense waiver/ reimbursement[7]	0.08%[5]	0.08%	0.43%	0.38%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,557,195	$4,280,656	$3,312,318	$3,822,637	$5,261,787	$2,462,565

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.43% for the six months ended October 31, 2023 and 0.45%, 0.15%,
0.43% and 0.44% for the years ended April 30, 2023, 2021, 2020 and 2019, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2023 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income[2]	0.016
Net realized gain	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.016
Less Distributions:
Distributions from net investment income	(0.016)
Net Asset Value, End of Period	$1.00
Total Return[4]	1.63%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6,7]
Net investment income	4.90%[6]
Expense waiver/reimbursement[8]	0.08%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.45% for the period ended October 31, 2023, after taking into account these expense reductions.

8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2023 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income[2]	0.017
Net realized gain	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.017
Less Distributions:
Distributions from net investment income	(0.017)
Net Asset Value, End of Period	$1.00
Total Return[4]	1.73%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6,7]
Net investment income	5.25%[6]
Expense waiver/reimbursement[8]	0.08%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,887,517

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.15% for the period ended October 31, 2023, after taking into account these expense reductions.

8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$48,677,344,770
Cash	1,000,408,589
Receivable for shares sold	92,190,871
Income receivable	840,609
Total Assets	49,770,784,839
Liabilities:
Payable for investments purchased	1,556,737,010
Income distribution payable	90,675,965
Payable for shares redeemed	40,224,777
Payable for other service fees (Notes 2 and 5)	2,794,949
Payable for administrative fee (Note 5)	101,953
Payable for investment adviser fee (Note 5)	91,579
Accrued expenses (Note 5)	942,386
TOTAL LIABILITIES	1,691,568,619
Net assets for 48,079,095,813 shares outstanding	$48,079,216,220
Net Assets Consist of:
Paid-in capital	$48,079,164,789
Total distributable earnings (loss)	51,431
TOTAL NET ASSETS	$48,079,216,220
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$50,000 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$33,634,354,167 ÷ 33,634,262,264 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$50,000 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,557,194,854 ÷ 4,557,187,528 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$50,000 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$9,887,517,199 ÷ 9,887,496,021 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2023 (unaudited)

Investment Income:
Interest	$1,192,562,570
Expenses:
Investment adviser fee (Note 5)	37,730,273
Administrative fee (Note 5)	17,695,509
Custodian fees	623,744
Transfer agent fees	673,482
Directors’/Trustees’ fees (Note 5)	104,797
Auditing fees	12,046
Legal fees	5,618
Other service fees (Notes 2 and 5)	11,306,758
Portfolio accounting fees	89,121
Share registration costs	167,277
Printing and postage	42,242
Miscellaneous (Note 5)	104,689
TOTAL EXPENSES	68,555,556
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(18,228,323)
Reimbursement of other operating expenses (Notes 2 and 5)	(219)
Reduction of custodian fees (Note 6)	(67,493)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(18,296,035)
Net expenses	50,259,521
Net investment income	1,142,303,049
Net realized gain on investments	327,195
Change in net assets resulting from operations	$1,142,630,244
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2023	Year Ended 4/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,142,303,049	$951,899,818
Net realized gain (loss)	327,195	(100,895)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,142,630,244	951,798,923
Distributions to Shareholders:
Select Shares[1]	(856)	—
Institutional Shares	(926,526,954)	(859,076,155)
Advisor Shares[1]	(860)	—
Service Shares	(103,874,361)	(92,843,282)
Administrative Shares[1]	(811)	—
Premier Shares[1]	(111,879,593)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,142,283,435)	(951,919,437)
Share Transactions:
Proceeds from sale of shares	66,818,085,973	101,747,266,404
Net asset value of shares issued to shareholders in payment of distributions declared	623,101,590	439,562,515
Cost of shares redeemed	(62,802,772,066)	(92,703,390,886)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,638,415,497	9,483,438,033
Change in net assets	4,638,762,306	9,483,317,519
Net Assets:
Beginning of period	43,440,453,914	33,957,136,395
End of period	$48,079,216,220	$43,440,453,914

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes U.S. Treasury Cash Reserves (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Select Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s Select Shares, Advisor Shares, Administrative Shares and Premier Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $18,296,035 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended October 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$403,396	$(219)
Service Shares	223,610	—
Premier Shares	46,476	—
TOTAL	$673,482	$(219)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$3
Institutional Shares	5,914,262
Service Shares	5,392,452
Administrative Shares	41
TOTAL	$11,306,758
For the six months ended October 31, 2023, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however, each may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 10/31/2023[1]		Year Ended 4/30/2023
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	47,937,947,505	$47,937,947,505	90,229,029,782	$90,229,029,777
Shares issued to shareholders in payment of distributions declared	488,476,986	488,476,986	409,172,606	409,172,606
Shares redeemed	(53,952,166,123)	(53,952,166,123)	(82,123,111,775)	(82,123,111,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,525,741,632)	$(5,525,741,632)	8,515,090,613	$8,515,090,608
	Period Ended 10/31/2023[1]		Year Ended 4/30/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Six Months Ended 10/31/2023		Year Ended 4/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,649,804,940	$4,649,804,939	11,518,236,627	$11,518,236,627
Shares issued to shareholders in payment of distributions declared	43,084,884	43,084,884	30,389,909	30,389,909
Shares redeemed	(4,416,378,715)	(4,416,378,715)	(10,580,279,111)	(10,580,279,111)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	276,511,109	$276,511,108	968,347,425	$968,347,425
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	Period Ended 10/31/2023[1]		Year Ended 4/30/2023
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	50,000	$50,000	—	$—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	50,000	$50,000	—	$—
	Period Ended 10/31/2023[1]		Year Ended 4/30/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	14,230,183,529	$14,230,183,529	—	$—
Shares issued to shareholders in payment of distributions declared	91,539,720	91,539,720	—	—
Shares redeemed	(4,434,227,228)	(4,434,227,228)	—	—
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	9,887,496,021	$9,887,496,021	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,638,415,498	$4,638,415,497	9,483,438,038	$9,483,438,033

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to October 31, 2023.
4. FEDERAL TAX INFORMATION
At April 30, 2023, the Fund had a capital loss carryforward of $167,903 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$167,903	$—	$167,903
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to July 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
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competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2023, the Adviser waived $18,228,323 of its fee and voluntarily reimbursed $219 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares and Administrative Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Administrative Shares	0.10%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets; however, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees. For the six months ended October 31, 2023, the Fund’s Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended October 31, 2023, FSSC received $53,850 of other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions, and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares and Premier Shares (after the voluntary waivers and reimbursements) will not exceed 0.17%, 0.20%, 0.15%, 0.45%, 0.45% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended October 31, 2023, the Fund’s expenses were offset by $67,493 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement,
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provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000.00	$1,017.20	$0.57[2]
Institutional Shares	$1,000.00	$1,025.60	$1.02
Advisor Shares	$1,000.00	$1,017.30	$0.50[3]
Service Shares	$1,000.00	$1,024.40	$2.19
Administrative Shares	$1,000.00	$1,016.30	$1.50[4]
Premier Shares	$1,000.00	$1,017.30	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000.00	$1,024.28	$0.87[2]
Institutional Shares	$1,000.00	$1,024.13	$1.02
Advisor Shares	$1,000.00	$1,024.38	$0.76[3]
Service Shares	$1,000.00	$1,022.97	$2.19
Administrative Shares	$1,000.00	$1,022.87	$2.29[4]
Premier Shares	$1,000.00	$1,024.38	$0.76[5]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Institutional Shares	0.20%
Advisor Shares	0.15%
Service Shares	0.43%
Administrative Shares	0.45%
Premier Shares	0.15%

2
“Actual” expense information for the Fund’s Select Shares is for the period from July 3, 2023
(commencement of operations) to October 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.17%, multiplied by 121/366 (to reflect the period from commencement of operations to October 31, 2023). “Hypothetical” expense information for
Select Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the one-half-year period).

3
“Actual” expense information for the Fund’s Advisor Shares is for the period from July 3, 2023
(commencement of operations) to October 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.15%, multiplied by 121/366 (to reflect the period from commencement of operations to October 31, 2023). “Hypothetical” expense information for
Advisor Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the one-half-year period).

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4
“Actual” expense information for the Fund’s Administrative Shares is for the period from
July 3, 2023 (commencement of operations) to October 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by 121/366 (to reflect the period from commencement of operations to October 31, 2023). “Hypothetical” expense information for Administrative Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the one-half-year period).

5
“Actual” expense information for the Fund’s Premier Shares is for the period from July 3, 2023
(commencement of operations) to October 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.15%, multiplied by 121/366 (to reflect the period from commencement of operations to October 31, 2023). “Hypothetical” expense information for
Premier Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the one-half-year period).

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes U.S. Treasury Cash Reserves (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Semi-Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Semi-Annual Shareholder Report

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Semi-Annual Shareholder Report

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2022, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 5 basis points in the contractual advisory fee, such reduction to be effective July 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Semi-Annual Shareholder Report

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
Semi-Annual Shareholder Report

Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes U.S. Treasury Cash Reserves
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R872
CUSIP 60934N682
CUSIP 31423R708
CUSIP 60934N674
CUSIP 31423R807
CUSIP 31423R880
2112510 (12/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2023